Employee benefits expense	6 Months Ended
Dec. 31, 2023
Employee benefits expense [Abstract]
Employee benefits expense
Note 4. Employee benefits expense

	Half year ended 31 Dec 2023	Half year ended 31 Dec 2022
	$'000	$'000

Directors fees	348	336
Employee benefits expense	1,378	1,542
Share-based payments	(86)	297

	1,640	2,175